Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Information Associated with Obligations Under Leases
The following table presents information associated with our obligations under leases for the year ended December 31, 2021.

	2021	2020
Weighted-average remaining term (years)	12.9	6.1
Weighted-average discount rate	4.9%	2.4%

Summary of Lessee, Operating Lease, Liability, Maturity
The following table presents the undiscounted cash flows due related to operating leases as of December 31, 2021:

(In Thousands)	Amount
2022	$403
2023	409
2024	426
2025	434
2026 and thereafter	4,424

Total Undiscounted Cash Flows	$6,096
Discount on Cash Flows	(1,416)

Total lease liabilities	$4,680